Schedule of investments
Macquarie Value® Fund	February 28, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.83%
Communication Services — 5.83%
Electronic Arts	597,367	$ 77,132,027
Walt Disney	740,490	84,267,762
		161,399,789
Consumer Discretionary — 8.50%
Genuine Parts	536,802	67,035,834
Lowe's	329,467	81,918,675
NIKE Class B	1,088,959	86,496,013
		235,450,522
Consumer Staples — 5.83%
Conagra Brands	2,837,341	72,465,689
Hershey	515,704	89,067,238
		161,532,927
Energy — 6.26%
Chevron	534,900	84,845,838
Exxon Mobil	796,500	88,674,345
		173,520,183
Financials — 17.82%
Allstate	422,557	84,152,226
Bank of America	1,830,500	84,386,050
Fidelity National Information Services	1,080,324	76,832,643
Travelers	323,533	83,630,045
Truist Financial	1,783,756	82,677,091
US Bancorp	1,743,292	81,760,395
		493,438,450
Healthcare — 14.95%
Baxter International	2,553,359	88,116,419
Cigna Group	272,101	84,038,394
Hologic †	1,138,829	72,190,370
Johnson & Johnson	556,284	91,797,986
Merck & Co.	844,942	77,945,900
		414,089,069
Industrials — 11.93%
CSX	2,565,200	82,112,052
Dover	416,085	82,705,215
Jacobs Solutions	635,291	81,387,130
Northrop Grumman	182,632	84,328,500
		330,532,897
NQ- 456 [0225] 0425 (4371890)    1

Schedule of investments
Macquarie Value® Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 18.22%
Analog Devices	376,193	$ 86,546,961
CDW	471,900	84,092,580
Cisco Systems	1,386,193	88,868,833
Cognizant Technology Solutions Class A	964,439	80,366,702
Oracle	476,577	79,140,377
Teledyne Technologies †	166,254	85,624,135
		504,639,588
Materials — 3.07%
DuPont de Nemours	1,039,731	85,018,804
		85,018,804
Real Estate — 3.12%
Equity Residential	1,164,046	86,337,292
		86,337,292
Utilities — 3.30%
Duke Energy	779,078	91,533,874
		91,533,874
Total Common Stocks (cost $2,079,505,221)		2,737,493,395

Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.25%)	6,312,451	6,312,451
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.24%)	6,312,451	6,312,451
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.33%)	6,312,451	6,312,451
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.29%)	6,312,451	6,312,451
Total Short-Term Investments (cost $25,249,804)		25,249,804
Total Value of Securities—99.74% (cost $2,104,755,025)		2,762,743,199

Receivables and Other Assets Net of Liabilities—0.26%		7,099,192
Net Assets Applicable to 197,173,197 Shares Outstanding—100.00%		$2,769,842,391
†	Non-income producing security.
2    NQ- 456 [0225] 0425 (4371890)